Fair value estimation - Additional Information (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Fair value estimation
Financial assets at fair value through other comprehensive income	¥ 174,904	¥ 104,970
Financial assets at fair value through profit or loss	40,513	¥ 104,952
Level 3
Fair value estimation
Financial assets at fair value through other comprehensive income	114,000
Financial assets at fair value through profit or loss	¥ 65,600		¥ 1,200